Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 20,892	$ 20,634
Deferred tax liabilities	(26,378)	(23,813)
Net asset (liability)	(5,485)	(3,179)	$ (7,655)	$ (6,250)
Tax losses carried forward [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	8,575	8,105
Deferred tax liabilities	(28)	(28)
Net asset (liability)	8,547	8,077
Property, plant and equipment, intangible assets and equity accounted investments [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	514	694
Deferred tax liabilities	(26,042)	(23,356)
Net asset (liability)	(25,528)	(22,662)
Asset retirement obligation [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	7,816	7,356
Deferred tax liabilities	0	0
Net asset (liability)	7,816	7,356
Lease liabilities [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,298	1,306
Deferred tax liabilities	(2)	(3)
Net asset (liability)	1,296	1,303
Pensions [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	747	694
Deferred tax liabilities	(6)	(12)
Net asset (liability)	741	682
Derivatives [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	446	1,131
Deferred tax liabilities	0	(3)
Net asset (liability)	446	1,128
Other [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,495	1,348
Deferred tax liabilities	(300)	(411)
Net asset (liability)	$ 1,195	$ 937